RECLAMATON PROVISION (Tables)	12 Months Ended
Jan. 31, 2018
Reclamaton Provision Tables
Schedule of Changes in Reclamation Provision

	January 31, 2018	January 31, 2017

Beginning balance	$559,257	$645,153
Unwinding of discount	6,786	18,240
Change in estimate	-	(58,141)
Transferred to Barrick (Note 5)	(543,164)	-
Change in foreign exchange rate	(22,879)	(45,995)
	$-	$559,257